Project debt	6 Months Ended
Jun. 30, 2022
Project debt [Abstract]
Project debt
Note 15. - Project debt
This note shows the project debt linked to the contracted concessional assets included in Note 6 of these Consolidated Condensed Interim Financial Statements.
Project debt is generally used to finance contracted assets, exclusively using as guarantee the assets and cash flows of the company or group of companies carrying out the activities financed. In addition, the cash of the Company´s projects include funds held to satisfy the customary requirements of certain non-recourse debt agreements and other restricted cash for an amount of $227 million as of June 30, 2022 ($254 million as of December 31, 2021).
The breakdown of project debt for both non-current and current liabilities as of June 30, 2022 and December 31, 2021 is as follows:

	Balance as of June 30,	Balance as of December 31,
	2022	2021
	($ in thousands)
Non-current	4,390,459	4,387,674
Current	345,041	648,519
Total Project debt	4,735,500	5,036,193

The decrease in total project debt is primarily due to:

-	the repayment of project debt for the period in accordance with the financing arrangements; and
-	the lower value of debt denominated in Euros given the depreciation of the Euro against the U.S. dollar since December 31, 2021.

As of December 31, 2021, Kaxu total debt was presented as current in the Consolidated Condensed Interim Financial Statements of the Company, for an amount of $314 million, in accordance with International Accounting Standards 1 (“IAS 1”), “Presentation of Financial Statements”, as a result of the existence of a theoretical event of default under the Kaxu project finance agreement. As of June 30, 2022, the Company has again an unconditional right to defer the settlement of the debt for at least twelve months, and therefore the debt previously presented as current in these Consolidated Condensed Interim Financial Statements has been reclassified as non-current in accordance with the financing agreements (Note 1).

The repayment schedule for project debt in accordance with the financing arrangements as of June 30, 2022, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2022
Interest payment	Nominal repayment	Between January and June 2023	Between July and December 2023	2024	2025	2026	Subsequent years	Total
($ in thousands)
16,688	200,718	127,635	209,351	353,583	473,217	394,734	2,959,574	4,735,500

The repayment schedule for project debt in accordance with the financing arrangements and assuming there would be no acceleration of the Kaxu debt repayment as of December 31, 2021, was as follows and was consistent with the projected cash flows of the related projects:

2022		2023	2024	2025	2026	Subsequent years	Total
Interest payment	Nominal repayment
18,017	317,388	355,956	369,528	498,712	411,514	3,065,078	5,036,193